Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical) - Knutsen NYK - shares		6 Months Ended
	Sep. 07, 2021	Jun. 30, 2023	Jun. 30, 2022
Common Unitholders
Issue of Units	673,080
Class B Units
Issue of Units	673,080
Conversion of Units		420,675	252,405